Share-Based Payments	12 Months Ended
Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments	SHARE-BASED PAYMENTS
Share purchase plan
Under the Company’s share purchase plan, the Group contributes an amount equal to a percentage of the employee’s basic contribution, depending on the position held by the employee. The employee may make additional contributions, for total employee contributions, including basic contributions, of up to 10% of the employee’s annual gross salary. However, the Group does not match contributions in the case of such additional contributions. The employee and the Group’s contributions are remitted to an independent administrative agent who purchases Subordinate Voting Shares on the open market on behalf of the employee through either the TSX or NASDAQ.
NCIB
On September 14, 2021, the Company’s Board of Directors authorized and subsequently the TSX approved the implementation of a NCIB. Under the NCIB, the Company was allowed to purchase for cancellation up to 5,462,572 Subordinate Voting Shares, representing 10% of the Company’s public float as of the close of markets on September 8, 2021.
The NCIB plan authorized the Company to make purchases for cancellation during the period between September 20, 2021 and the earlier of September 19, 2022 and the date on which the Company would have acquired the maximum number of Subordinate Voting Shares allowable under the NCIB or would otherwise have decided not to make any further purchases.
On September 14, 2022, the Company’s Board of Directors authorized and subsequently the TSX approved the renewal of its NCIB. Under the NCIB, the Company is allowed to purchase for cancellation up to 2,491,128 Subordinate Voting Shares, representing 5% of the Company’s public float as of the close of markets on September 8, 2022.
The NCIB plan commenced on September 20, 2022 and will end on the earlier of September 19, 2023 and the date on which the Company will have acquired the maximum number of Subordinate Voting Shares allowable under the NCIB or will otherwise decide not to make any further purchases. All purchases of Subordinate Voting Shares are made by means of open market transactions at their market price at the time of acquisition.
In connection with the NCIB, the Company entered into an automatic share purchase plan (“ASPP”) with a designated broker. The ASPP allows for the designated broker, to purchase for cancellation Subordinate Voting Shares, on behalf of the Company, subject to certain trading parameters established, from time to time, by the Company.
LTIP
The Company operates a LTIP which provides for awards of stock options, restricted shares, RSUs, PSUs, DSUs, and share appreciation rights to eligible employees and directors of the Company and its subsidiaries, all of which once exercised or settled result in the issuance of Subordinate Voting Shares.
13. SHARE-BASED PAYMENTS (CONT’D)
Stock options
Under the Company’s LTIP, the Board may grant, at its discretion, stock options to purchase Subordinate Voting Shares to eligible employees and directors of the Company and its subsidiaries. Until February 13, 2023, the LTIP provided that stock options be issued with an exercise price equal to the closing price of the Subordinate Voting Shares on the TSX on the business day immediately prior to the grant date. On February 13, 2023, the Board amended the LTIP to provide that stock options be issued with an exercise price equal to the volume weighted average price of the Subordinate Voting Shares on the TSX for the five trading days ending on and including the day that is immediately prior to the grant date. Stock options vest as set out in the applicable award agreement between the participant and the Company, which may include performance-based vesting conditions. Vesting is generally four years from the date of grant and the stock options shall be exercised by the tenth anniversary of the grant date, except in the event of death, disability, retirement or termination of employment, in which case the LTIP provides earlier terms. The LTIP provides that the aggregate number of Subordinate Voting Shares issuable pursuant to any type of awards under the LTIP shall not exceed 10% of the aggregate number of Subordinate Voting Shares and Multiple Voting Shares issued and outstanding from time to time.
The following tables present information concerning outstanding stock options issued by currency:

Year ended	March 31, 2023		March 31, 2022
	Number of stock options	Weighted average exercise price (CAD)	Number of stock options	Weighted average exercise price (CAD)
		$		$
Beginning balance	3,079,598	3.19	2,607,528	3.10
Granted	626,230	3.25	774,202	3.23
Forfeited	(67,500)	3.60	(148,000)	3.20
Expired	(85,000)	3.65	—	—
Exercised	(152,632)	2.27	(154,132)	(1.92)
Ending balance	3,400,696	3.23	3,079,598	3.19
Exercisable at year end	1,464,014	3.42	1,289,896	3.22

Year ended	March 31, 2023		March 31, 2022
	Number of stock options	Weighted average exercise price (USD)	Number of stock options	Weighted average exercise price (USD)
		$		$
Beginning balance	1,004,484	2.63	917,653	3.08
Granted	265,125	2.50	299,100	2.66
Forfeited	(94,475)	2.91	(44,167)	3.80
Expired	(90,959)	2.92	(166,852)	4.84
Exercised	—	—	(1,250)	1.67
Ending balance	1,084,175	2.55	1,004,484	2.63
Exercisable at year end	284,400	2.81	237,909	3.00

Included in the 1,464,014 (2022 - 1,289,896) stock options exercisable issued in Canadian dollars, 505,264 (2022 - 657,896) stock options are available to purchase Multiple Voting Shares as at March 31, 2023.
13. SHARE-BASED PAYMENTS (CONT’D)
On June 21, 2022, Alithya issued 626,230 and 265,125 stock options, to purchase a total of 891,355 Subordinate Voting Shares, at a grant date fair value of $1.38 and US$1.06, respectively. On June 14, 2021, Alithya issued 774,202 and 299,100 stock options, to purchase a total of 1,073,302 Subordinate Voting Shares, at a grant date fair value of $1.20 and US$0.99, respectively.
During the year ended March 31, 2023, the weighted average share price at the date of exercise of stock options was $2.66. (2022 - $3.40).
The assumptions used to determine the 2023 and 2022 stock options grant date fair values using the Black-Scholes stock option pricing model were as follows:

Year ended	March 31,
	2023	2022
Weighted average assumptions
Share price	$3.25	$3.23
Exercise price	$3.25	$3.23
Risk-free interest rate	3.50%	1.25%
Expected volatility (a)	35.0%	34.7%
Dividend yield	—	—
Expected option life (years)	6.6	6.6
Vesting conditions – time (years)	3.3	3.2

(a) Determined on the basis of observed volatility in publicly traded companies operating in similar industries.
The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2023		March 31, 2022
Exercise price range (CAD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.90 to 2.55	735,264	5.44	892,896	5.52
2.56 to 2.96	295,000	2.63	298,500	3.64
2.97 to 3.30	1,366,432	8.15	760,202	8.26
3.31 to 3.95	564,000	5.48	673,000	5.71
3.96 to 4.55	440,000	5.59	455,000	6.59
	3,400,696	6.31	3,079,598	6.21

As at	March 31, 2023		March 31, 2022
Exercise price range (USD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.67 to 2.25	175,000	7.23	180,000	8.23
2.26 to 2.75	665,425	8.20	513,525	7.22
2.76 to 3.85	243,750	5.96	305,000	6.94
3.86 to 5.45	—	—	5,959	0.81
	1,084,175	7.54	1,004,484	7.28

13. SHARE-BASED PAYMENTS (CONT’D)
DSUs
a) DSUs under the LTIP
Under the LTIP, the Board, subject to the provisions of the LTIP and such other terms and conditions, may grant DSUs to obtain Subordinate Voting Shares to eligible employees and directors of the Company and its subsidiaries. The DSUs shall be settled on the date as set out in the applicable award agreement, between the participant and the Company, however not earlier than the participant’s termination date. If the agreement does not establish a settlement date then it shall be the 90th day following the participant’s termination date for eligible Canadian participants and not earlier than the date that is six months after the termination date for eligible U.S. participants.
The following table presents information concerning the outstanding number of DSUs for the respective years:

Year ended	March 31,
	2023	2022
Beginning balance	439,521	330,246
Granted to non-employee directors	227,453	173,149
Settled	—	(63,874)
Ending balance	666,974	439,521

The DSUs issued by the Company are fully vested at the grant date and the fair value of $579,000 (2022 - $576,000) has been recorded in share-based compensation expense.
b) DSUs under the SUP
Under the SUP, eligible employees of the Company may elect annually to receive up to 50% of their annual bonus in DSUs (“Bonus DSUs”). The Company also grants additional DSUs (“Matching DSUs”) equal to 25% of the Bonus DSUs.
The number of Bonus DSUs to be received by an eligible employee is determined by dividing the amount of the eligible employee’s bonus to be paid in the form of Bonus DSUs on the date on which the bonus is payable to the eligible employee (the “Award Date”) by the volume weighted average price of the Subordinate Voting Shares on the TSX for the five trading days ending on and including the date that is immediately prior to the Award Date. Bonus DSUs vest as of the Award Date. Matching DSUs vest one year following the Award Date.
For the year ended March 31, 2023, no Bonus DSUs or Matching DSUs have been awarded. Share-based compensation expense has been recorded in the amount of $671,000 (2022 - nil), as the related service and performance conditions are expected to be met.
RSUs
Under the LTIP, the Board, subject to the provisions of the LTIP and such other terms and conditions, may grant RSUs to obtain Subordinate Voting Shares to eligible employees and directors of the Company and its subsidiaries. RSUs vest on the third anniversary of the date of grant and settle as soon as practicable following the expiry of the vesting period, unless otherwise specified by the Board at the time of grant.
As at March 31, 2023 and 2022, there was 181,498 fully-vested RSUs outstanding, in aggregate, which were granted on June 23, 2020. When those RSUs were issued, the Board determined that they would vest on the first anniversary date of the grant date and settle as soon as practicable following the third anniversary of the grant date.
13. SHARE-BASED PAYMENTS (CONT’D)
PSUs
Under the LTIP, the Board, subject to the provisions of the LTIP and such other terms and conditions, may grant PSUs to obtain Subordinate Voting Shares to eligible employees and directors of the Company and its subsidiaries. The terms and conditions of each PSUs grant, including market and non-market performance goals, are determined by the Board.
The following table presents information concerning the outstanding number of PSUs for the respective years:

Year ended	March 31,
	2023	2022
Beginning balance	332,263	—
Granted	528,120	332,263
Forfeited	(5,000)	—
Ending balance	855,383	332,263

On June 21, 2022, 528,120 PSUs, in aggregate, vesting three years from the date of grant were granted at a grant date fair value of $3.25, per PSU, for an aggregate fair value of $1,716,000.
On June 14, 2021, 332,263 PSUs, in aggregate, vesting three years from the date of grant were granted at a grant date fair value of $3.24, per PSU, for an aggregate fair value of $1,077,000.
Share-Based Compensation expense
Total share-based compensation expense for the years ended March 31, 2023 and 2022 is summarized as follows:

Year ended	March 31,
	2023	2022
	$	$
Stock options	1,262	851
Share purchase plan – employer contribution	1,372	1,138
Share-based compensation granted on business acquisitions	2,995	1,524
DSUs	1,250	576
RSUs	—	92
PSUs	1,233	273
	8,112	4,454

13. SHARE-BASED PAYMENTS (CONT’D)
The share-based compensation granted on business acquisitions includes the following:
•In relation to the Subordinate Voting Shares, to be issued as part of the acquisition of Matricis Informatique Inc., an amount of $100,000 (2022 - $350,000);
•In relation to the Subordinate Voting Shares, to be issued as part of the acquisition of Groupe Askida Inc. and Askida Consulting Services Inc., an amount of nil (2022 - $453,000);
•In relation to the Subordinate Voting Shares, to be issued as part of the acquisition of Travercent LLC, an amount of $251,000 (2022 - $721,000); and
•In relation to the Subordinate Voting Shares, to be issued as part of the Datum Acquisition, an amount of $2,644,000 (2022 - nil).